MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  July 7, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


       RE:    MONEY MARKET OBLIGATIONS TRUST (the "Trust")
                  Automated Government Cash Reserves
                  Automated Treasury Cash Reserves
                  U.S. Treasury Cash Reserves
                           Institutional Shares
                           Institutional Service Shares
                1933 Act File No. 33-31602
                1940 Act File No. 811-5950


Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 81 on June 28, 2005.

         If you have any questions regarding this certification, please contact Mark Nagarajan at (412) 288-7420.


                                                            Very truly yours,



                                                            /s/ Nelson Winter
                                                            Nelson Winter
                                                            Assistant Secretary